Financial assets and financial liabilities (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)	Dec. 16, 2022 BRL (R$) shares	Sep. 28, 2022
IfrsStatementLineItems [Line Items]
Transaction costs	R$ 13,030
Shares issued | shares		93,722,831		500,000
Par value				R$ 1
Aggregate amount				R$ 500
Debentures bear interest	100.00%
Interest rate	1.80%
Transaction costs	R$ 3,115
Amount recognized lease expense from short-term leases and low-value assets	12,153	R$ 11,229	R$ 2,555
Notes payable	62,176
Currency risk [member]
IfrsStatementLineItems [Line Items]
Exposure risk	R$ 24,447	R$ 23,228
Percentage of sensitivity change in the Euro exchange rate	10.00%
Closing foreign exchange rate | Number	5.2171
Currency risk [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate | Number	1.00
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual lease term	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual lease term	30 years
C D I [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Intrest rate					1.62%
C D I [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Intrest rate					1.90%